ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Option Activity (Details) - 2017 Equity Incentive Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	347	364
Options exercised (in shares)	(1)	(4)
Options cancelled (in shares)	(8)
Options forfeited or expired (in shares)	(16)	(13)
Options Outstanding at the end of the period (in shares)	322	347
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 4.39	$ 4.47
Options exercised (in dollars per share)	4.28	4.52
Options cancelled (in dollars per share)	4.45
Options forfeited or expired (in dollars per share)	4.44	6.59
Options Outstanding at the end of the period (in dollars per share)	$ 4.39	$ 4.39